Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases
Schedule of components of operating lease costs related to operating leases

	Thousands of Yen
	Six Months Ended June 30,
	2021	2020
Fixed lease cost(a)	¥386,992	¥372,769
Variable lease cost(b)	13,789	7,476
Short-term cost	18,170	4,458
Total	¥418,951	¥384,703
(a)	This includes the amount of ¥217,083 thousand and ¥260,194 thousand recoverable from sublessees for the six months ended June 30, 2021 and 2020, respectively.
(b)	This includes the amount of ¥7,961 thousand and ¥5,674 thousand recoverable from sublessees for the six months ended June 30, 2021 and 2020, respectively.

	Thousands of Yen
	2020	2019
Fixed lease cost(a)	¥748,230	¥851,555
Variable lease cost(b)	24,484	30,901
Short-term cost	11,669	10,979
Total	¥784,383	¥893,435
(a)	This includes the amount of ¥478,225 thousand and ¥580,074 thousand recoverable from sublessees for the years ended December 31, 2020 and 2019, respectively.
(b)	This includes the amount of ¥14,146 thousand and ¥27,606 thousand recoverable from sublessees for the years ended December 31, 2020 and 2019, respectively.

Schedule of supplementary information on cash flow and other information for leasing activities

	Thousands of Yen
	Six Months Ended June 30,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥391,650	¥99,758
Right-of-use assets obtained in exchange for lease liabilities	490,342	189,240
Weighted average remaining lease term (in years)	2.9	3.1
Weighted average discount rate	1.45%	1.45%

	Thousands of Yen
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥797,623	¥375,270
Right-of-use assets obtained in exchange for lease liabilities	604,703	749,008
Weighted average remaining lease term (in years)	2.8	3.3
Weighted average discount rate	1.45%	1.45%

Schedule of maturity analysis of future minimum lease payments under non-cancellable leases

Thousands of Yen
Year ending December 31:
2021 (remainder)	¥430,043
2022	620,210
2023	363,730
2024	183,145
2025	110,723
2026 and thereafter	132,480
Total	1,840,331
Less: Interest component	(78,116)
Present value of minimum lease payments	¥1,762,215

Thousands of Yen
Year ending December 31:
2021	¥667,823
2022	493,800
2023	246,751
2024	122,654
2025	70,448
2026 and thereafter	98,245
Total	1,699,721
Less: Interest component	(48,509)
Present value of minimum lease payments	¥1,651,212

Schedule of subleases

	Thousands of Yen
	Six Months Ended June 30,
	2021	2020
Fixed sublease income	¥217,083	¥260,194
Variable sublease income	7,961	5,674
Total	¥225,044	¥265,868

Thousands of Yen
Year ending December 31:
2021 (remainder)	¥178,798
2022	313,207
2023	198,400
2024	82,997
2025	43,103
2026 and thereafter	28,198
Total	¥844,703

	Thousands of Yen
	2020	2019
Fixed sublease income	¥478,225	¥580,074
Variable sublease income	14,146	27,606
Total	¥492,371	¥607,680

Thousands of Yen
Year ending December 31:
2021	¥376,993
2022	276,765
2023	152,356
2024	66,450
2025	33,728
2026 and thereafter	20,488
Total	¥926,780